UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 32.9%
Consumer Discretionary 3.3%
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	36,007
Daimler Finance North America LLC, 6.5%, 11/15/2013		10,000,000	10,209,180
DISH DBS Corp.:
6.625%, 10/1/2014		909,000	947,632
7.125%, 2/1/2016		50,000	54,125
Ford Motor Credit Co., LLC:
3.984%, 6/15/2016		5,500,000	5,761,965
8.0%, 12/15/2016		5,000,000	5,855,685
General Motors Financial Co., Inc., 144A, 2.75%, 5/15/2016		25,000	24,594
Glencore Funding LLC, 144A, 2.5%, 1/15/2019		3,880,000	3,510,271
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015		7,500,000	8,053,995
Hyundai Motor Manufacturing Czech SRO, 144A, 4.5%, 4/15/2015		4,690,000	4,893,260
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,110,505
L Brands, Inc., 6.9%, 7/15/2017		405,000	450,563
Lear Corp., 7.875%, 3/15/2018		178,000	190,015
Lennar Corp., 144A, 4.125%, 12/1/2018		110,000	104,225
News America, Inc., 7.6%, 10/11/2015		5,000,000	5,691,710
RCI Banque SA, 144A, 4.6%, 4/12/2016		7,780,000	8,112,206
Videotron Ltd., 9.125%, 4/15/2018		7,000	7,341

			57,013,279
Consumer Staples 0.9%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		635,000	629,009
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	966,875
Cott Beverages, Inc., 8.125%, 9/1/2018		60,000	64,650
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,657,500
Safeway, Inc., 3.4%, 12/1/2016		3,800,000	3,961,200
Smithfield Foods, Inc., 7.75%, 7/1/2017		30,000	33,075
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	982,100
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014		7,215,000	7,404,863

			15,699,272
Energy 2.6%
El Paso LLC:
7.0%, 6/15/2017		100,000	108,716
7.25%, 6/1/2018		35,000	38,770
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		3,940,000	4,170,876
Hess Corp., 7.0%, 2/15/2014		2,100,000	2,175,409
Husky Energy, Inc., 5.9%, 6/15/2014		4,030,000	4,216,101
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017		3,225,000	3,354,000
KazMunaiGas National Co. JSC, 144A, 11.75%, 1/23/2015		8,000,000	9,060,000
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017		2,581,000	2,858,329
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	93,375
Petrobras Global Finance BV, 3.0%, 1/15/2019		5,000,000	4,644,430
TNK-BP Finance SA, Series 2, 144A, 7.5%, 7/18/2016		6,000,000	6,652,500
Transocean, Inc.:
2.5%, 10/15/2017		2,000,000	1,976,482
4.95%, 11/15/2015		5,000,000	5,362,955
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	47,588

			44,759,531
Financials 16.4%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014		5,950,000	6,126,923
Akbank TAS, 144A, 3.875%, 10/24/2017		2,750,000	2,657,188
Ally Financial, Inc., 8.3%, 2/12/2015		1,000,000	1,077,500
American International Group, Inc.:
3.8%, 3/22/2017		4,120,000	4,319,062
Series G, 5.85%, 1/16/2018		2,500,000	2,811,025
American Tower Corp., (REIT), 4.625%, 4/1/2015		3,530,000	3,730,338
Asian Development Bank, 1.125%, 3/15/2017		7,000,000	7,044,100
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		6,665,000	6,687,648
Banco Bradesco SA, 144A, 2.374% **, 5/16/2014		11,485,000	11,591,856
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,000,000	2,070,000
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017		2,000,000	1,960,272
Banco del Estado de Chile, 2.03%, 4/2/2015		7,000,000	7,143,108
Banco do Brasil SA:
3.875%, 1/23/2017 (b)		2,000,000	2,032,000
144A, 4.5%, 1/22/2015 (b)		3,000,000	3,056,250
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		2,150,000	2,135,380
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		3,000,000	3,045,000
144A, 8.0%, 3/18/2016	BRL	4,700,000	1,937,840
Bank of America Corp., Series L, 1.696% **, 1/30/2014		6,000,000	6,033,024
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	2,815,200
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017 (b)		10,570,000	10,800,426
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (b)		8,360,000	8,654,322
BB&T Corp., 0.976% **, 4/28/2014		5,000,000	5,019,200
BBVA Banco Continental SA, 144A, 3.25%, 4/8/2018		2,500,000	2,431,250
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		6,950,000	7,159,355
BNP Paribas SA:
2.375%, 9/14/2017		2,460,000	2,435,400
3.022% **, 12/20/2014		4,647,000	4,793,599
Caixa Economica Federal, 144A, 2.375%, 11/6/2017		2,000,000	1,845,000
Capital One Financial Corp., 7.375%, 5/23/2014		6,460,000	6,827,283
Commonwealth Bank of Australia, 144A, 1.524% **, 3/31/2017		14,000,000	14,050,918
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (b)		4,000,000	3,885,720
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		5,000,000	5,225,000
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015		9,000,000	9,232,200
Encana Holdings Finance Corp., 5.8%, 5/1/2014		6,238,000	6,483,958
General Electric Capital Corp., 5.0%, 5/15/2016		7,600,000	8,277,639
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		3,000,000	3,097,500
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016		3,742,000	3,923,719
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		6,280,000	6,529,768
ICICI Bank Ltd., 144A, 4.75%, 11/25/2016		1,840,000	1,892,618
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		5,365,000	5,151,532
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,135,006
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		5,775,000	5,984,748
Morgan Stanley, 6.0%, 5/13/2014		3,750,000	3,900,188
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	10,058,011
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,486,341
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,112,000
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,965,000	2,931,914
5.0%, 3/4/2015		2,440,000	2,576,398
Prudential Financial, Inc., 6.2%, 1/15/2015		2,770,000	2,984,545
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		1,370,000	1,343,070
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		4,000,000	4,139,120
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018		1,165,000	1,132,963
SLM Corp., 3.875%, 9/10/2015		1,500,000	1,515,080
Swedbank AB, 144A, 1.75%, 3/12/2018		1,875,000	1,821,750
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		3,000,000	2,827,500
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		2,825,000	2,942,531
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		2,000,000	2,000,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017		2,000,000	2,074,000
UBS AG, 144A, 2.25%, 3/30/2017 (b)		6,665,000	6,886,971
Westpac Banking Corp., 144A, 1.375%, 7/17/2015		11,475,000	11,611,552
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		3,500,000	3,666,250

			282,120,059
Health Care 1.1%
AbbVie, Inc., 144A, 1.75%, 11/6/2017		8,135,000	7,969,998
Actavis, Inc., 1.875%, 10/1/2017		1,050,000	1,023,603
Genzyme Corp., 3.625%, 6/15/2015		4,690,000	4,956,889
HCA, Inc., 7.25%, 9/15/2020		850,000	912,687
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		2,640,000	2,621,069
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		640,000	632,676

			18,116,922
Industrials 1.7%
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		3,000,000	2,820,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		4,615,000	4,776,354
BE Aerospace, Inc., 6.875%, 10/1/2020		315,000	340,200
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014		5,600,000	5,800,290
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		3,000,000	3,172,500
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017		500,000	485,473
Ingersoll-Rand Global Holding Co., Ltd.:
144A, 2.875%, 1/15/2019		500,000	493,239
9.5%, 4/15/2014		3,775,000	4,028,929
Total System Services, Inc., 2.375%, 6/1/2018		840,000	813,831
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		6,500,000	6,662,500
United Rentals North America, Inc.:
5.75%, 7/15/2018		70,000	73,500
9.25%, 12/15/2019		380,000	418,950

			29,885,766
Information Technology 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/2016 (b)		245,000	277,462
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		3,000,000	2,988,648

			3,266,110
Materials 2.3%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017		3,635,000	3,543,947
144A, 9.375%, 4/8/2014		4,690,000	4,971,541
Ashland, Inc., 144A, 3.0%, 3/15/2016		180,000	180,900
Ball Corp., 6.75%, 9/15/2020		850,000	915,875
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		950,000	852,515
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,527,157
Clearwater Paper Corp., 7.125%, 11/1/2018		75,000	80,250
Evraz Group SA, 144A, 7.4%, 4/24/2017 (b)		1,500,000	1,507,500
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,426,721
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		850,000	947,750
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	3,896,769
Southern Copper Corp., 6.375%, 7/27/2015		2,000,000	2,165,978
Teck Resources Ltd., 2.5%, 2/1/2018 (b)		2,770,000	2,692,307
Vale Overseas Ltd., 6.25%, 1/23/2017		4,000,000	4,469,236
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		9,000,000	9,070,524

			40,248,970
Telecommunication Services 1.4%
Cincinnati Bell, Inc., 8.25%, 10/15/2017		25,000	26,063
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		5,440,000	5,600,534
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	312,000
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	932,875
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		5,590,000	5,875,487
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019		320,000	344,800
Telecom Italia Capital SA, 6.175%, 6/18/2014		2,047,000	2,118,641
Telefonica Emisiones SAU, 6.421%, 6/20/2016		5,000,000	5,489,865
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		460,000	476,100
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		2,275,000	2,337,562
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		280,000	287,700
Windstream Corp., 7.0%, 3/15/2019		60,000	60,150

			23,861,777
Utilities 3.0%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		5,785,000	6,479,200
AES Corp.:
7.75%, 10/15/2015		214,000	235,935
8.0%, 6/1/2020		40,000	45,600
Ameren Corp., 8.875%, 5/15/2014		2,468,000	2,630,629
Baltimore Gas & Electric Co., 6.125%, 7/1/2013		6,335,000	6,335,000
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014 (b)		7,020,000	7,271,955
DTE Energy Co., 7.625%, 5/15/2014		3,460,000	3,665,185
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		5,000,000	5,425,000
Duke Energy Corp., 6.3%, 2/1/2014		4,890,000	5,045,644
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		3,840,000	3,939,187
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		5,500,000	5,665,984
Sempra Energy, 8.9%, 11/15/2013		5,000,000	5,150,425
Suburban Propane Partners LP, 7.5%, 10/1/2018		240,000	252,000

			52,141,744

Total Corporate Bonds (Cost $556,589,831)			567,113,430
Mortgage-Backed Securities Pass-Throughs 3.6%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		4,198,603	4,324,397
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		48,237,841	49,715,801
4.5%, 4/1/2023		1,688,509	1,793,711
5.0%, 9/1/2023		1,265,958	1,352,745
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 7/20/2038		1,615,263	1,729,238
6.5%, with various maturities from 8/20/2038 until 2/20/2039		3,176,621	3,459,291
9.5%, with various maturities from 12/15/2016 until 7/15/2020		856	932

Total Mortgage-Backed Securities Pass-Throughs (Cost $63,451,401)			62,376,115
Asset-Backed 4.9%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		4,900,000	5,089,522
"D", Series 2011-1, 4.26%, 2/8/2017		5,500,000	5,752,577

			10,842,099
Credit Card Receivables 1.2%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		12,811,000	13,535,359
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		7,569,000	7,959,061

			21,494,420
Home Equity Loans 2.6%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.453% **, 4/25/2033		561,750	561,761
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032		1,489,361	402,128
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.333% **, 1/15/2037		5,628,107	4,928,556
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 4.078% **, 12/25/2036		3,124,905	2,046,812
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031		45,335	46,916
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.453% **, 11/25/2036		4,682,664	4,506,456
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		541,909	525,231
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		3,201,864	3,036,990
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.84% **, 8/20/2029		30,868	30,552
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.563% **, 9/25/2036		6,880,655	6,647,532
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.243% **, 12/25/2034		4,914,579	4,824,726
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.138% **, 2/25/2035		8,886,523	8,862,903
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		5,311,393	5,240,114
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		2,630,784	2,660,551

			44,321,228
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		903,360	993,141
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.026% **, 7/25/2039		5,500,000	4,759,117
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016		2,130,046	2,154,039

Total Asset-Backed (Cost $85,279,833)			84,564,044
Commercial Mortgage-Backed Securities 10.5%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.857% **, 7/10/2044		6,250,000	6,466,962
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.493% **, 11/15/2015		8,937,193	8,944,128
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043		1,135,450	1,135,575
"B", Series 2005-2, 5.112% **, 7/10/2043		5,000,000	5,252,290
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 4.036% ***, 3/25/2037		37,629,590	1,357,559
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		10,623,000	11,216,135
"A4", Series 2005-PW10, 5.405%, 12/11/2040		9,000,000	9,640,926
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049		2,506,268	2,524,358
Commercial Mortgage Pass-Through Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		78,245	78,251
Commercial Mortgage Trust:
"A3", Series 2005-GG3, 4.569%, 8/10/2042		2,032,822	2,031,241
"A2", Series 2007-GG9, 5.381%, 3/10/2039		5,406,187	5,568,000
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		2,967,451	3,084,502
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		8,158,556	8,390,169
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037		4,000,000	4,064,540
"A4", Series 2005-C1, 5.014%, 2/15/2038		9,185,200	9,578,896
"B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,669,144
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A, 144A, 0.373% **, 4/15/2022		2,172,606	2,148,373
Del Coronado Trust, "M", Series 2013-HDMZ, 144A , 5.193%**, 3/15/2018		1,770,000	1,779,204
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		7,467,428	7,719,954
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,691,758
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		3,287,500	3,480,861
"A4", Series 2006-CB14, 5.481%, 12/12/2044		9,380,000	10,154,891
"AM", Series 2006-CB16, 5.593%, 5/12/2045		1,500,000	1,616,614
"A4", Series 2006-LDP7, 5.863% **, 4/15/2045		9,380,000	10,363,427
"F", Series 2003-ML1A, 144A, 5.894% **, 3/12/2039		731,141	731,427
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029		371,345	372,956
"A4", Series 2005-C5, 4.954%, 9/15/2030		10,780,000	11,461,565
"AM", Series 2005-C5, 5.017%, 9/15/2040		9,380,000	9,924,284
"A3", Series 2004-C4, 5.378% **, 6/15/2029		1,115,568	1,135,566
"E", Series 2000-C5, 7.29%, 12/15/2032		4,000,000	3,996,888
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042		9,380,000	9,962,357
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		772,704	776,138
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,105,766
"A4", Series 2005-C22, 5.29% **, 12/15/2044		9,380,000	10,151,074
"A2", Series 2007-C32, 5.743% **, 6/15/2049		2,628,625	2,608,159
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045		3,977,843	3,942,604

Total Commercial Mortgage-Backed Securities (Cost $181,431,250)			181,126,542
Collateralized Mortgage Obligations 5.6%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.133% **, 1/25/2035		1,607,293	1,581,610
"5A12", Series 2004-4, 1.153% **, 3/25/2035		417,903	418,533
"7A12", Series 2004-2, 1.193% **, 2/25/2035		1,390,550	1,380,758
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033		1,253,345	1,265,230
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		1,636,000	1,674,688
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.747% **, 10/20/2032		100,868	101,145
"2A3", Series 2005-J, 3.1% **, 11/25/2035		845,855	739,452
"2A8", Series 2003-J, 3.178% **, 11/25/2033		1,325,541	1,303,517
"A15", Series 2006-2, 6.0%, 7/25/2046		66,658	59,939
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.42% **, 1/25/2034		2,695,882	2,590,548
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035		271,664	269,859
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035		535,243	532,585
"1A1", Series 2005-7, 5.5%, 10/25/2035		369,938	367,024
"1A2", Series 2006-5, 6.0%, 10/25/2036		62,363	61,911
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		1,162,114	1,187,130
Countrywide Alternative Loan Trust, "1A1", Series 2005-J4, 0.483% **, 7/25/2035		288,377	287,219
Countrywide Home Loan Mortgage Pass Through Trust, "1A7", Series 2005-6, 5.0%, 4/25/2035		131,399	130,476
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		3,660,763	3,704,106
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.443% **, 8/28/2047		4,809,995	4,788,722
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.745% **, 2/25/2048		1,528,231	1,530,837
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 3.017% **, 2/15/2038		1,943,633	1,987,506
"BZ", Series 4030, 4.0%, 4/15/2042		2,773,699	2,741,100
"BT", Series 2448, 6.0%, 5/15/2017		969	1,011

Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		704,543	23,254
"1A6", Series 2007-W8, 6.467% **, 9/25/2037		4,411,655	5,000,534
"Z", Series G92-61, 7.0%, 10/25/2022		417,361	472,723
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037		1,511,949	1,541,795
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		3,906,519	664,895
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		5,182,201	849,569
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		6,085,918	1,066,797
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		2,466,283	433,612
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.796% **, 1/25/2036		1,732,426	1,722,350
"3A15", Series 2005-6F, 5.5%, 7/25/2035		177,170	176,206
JPMorgan Mortgage Trust:
"6A1", Series 2005-A6, 3.115% **, 8/25/2035		3,732,782	3,664,412
"1A2", Series 2005-A7, 3.159% **, 10/25/2035		281,480	281,244
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		2,079,848	2,086,283
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.393% **, 5/25/2047		10,254,860	9,965,068
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		606,047	613,205
"3A2", Series 2003-1, 5.0%, 2/25/2018		960,629	993,136
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.311% **, 6/25/2036		2,960,159	2,876,315
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 6.73% **, 4/28/2024		5,981	5,205
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		918,496	949,311
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,623,335	1,670,534
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		1,465,098	1,427,047
"A3", Series 2004-SL3, 7.5%, 12/25/2031		970,511	1,006,689
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		7,888,008	8,104,313
Vericrest Opportunity Loan Transferee, "M1", Series 2012-NL3A, 144A, 5.0%, 11/25/2060		5,000,000	4,983,408
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.425% **, 5/25/2035		5,751,828	5,701,965
"1A2", Series 2005-AR12, 2.444% **, 10/25/2035		114,435	114,380
"2A3", Series 2003-S6, 4.75%, 7/25/2018		1,004,153	1,035,980
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,728,265	1,812,525
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		2,353,870	2,400,500
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		5,961,030	5,897,259

Total Collateralized Mortgage Obligations (Cost $95,580,194)			96,245,420
Government & Agency Obligations 24.2%
Other Government Related (c) 3.7%
Dexia Credit Local, 144A, 2.75%, 1/10/2014		7,700,000	7,782,036
Eksportfinans ASA, 3.0%, 11/17/2014		7,500,000	7,500,000
Export-Import Bank of Korea, 4.125%, 9/9/2015		6,857,000	7,205,411
Japan Finance Corp., 2.25%, 7/13/2016 (b)		10,000,000	10,407,120
Korea Development Bank, 4.0%, 9/9/2016		3,138,000	3,321,372
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015		7,715,000	7,762,856
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015		9,250,000	9,550,625
Svensk Exportkredit AB, 2.125%, 7/13/2016		9,185,000	9,483,513

			63,012,933
Sovereign Bonds 2.0%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,130,000
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		9,380,000	9,872,112
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017		7,000,000	7,338,870
Republic of Indonesia, 144A, 10.375%, 5/4/2014		6,000,000	6,393,000
Republic of Lithuania, 144A, 6.75%, 1/15/2015		5,000,000	5,328,000

			34,061,982
U.S. Government Sponsored Agencies 4.3%
Federal Home Loan Bank:
0.375%, 1/29/2014		10,000,000	10,007,215
1.0%, 6/21/2017		14,220,000	14,045,990
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014		20,000,000	20,013,828
1.0%, 8/27/2014		30,000,000	30,257,799

			74,324,832
U.S. Treasury Obligations 14.2%
U.S. Treasury Notes:
0.75%, 6/15/2014 (d)		61,000,000	61,321,653
0.75%, 3/31/2018		2,150,000	2,092,722
0.875%, 12/31/2016		153,000,000	152,904,375
0.875%, 1/31/2017		25,000,000	24,960,950
1.875%, 6/30/2015		4,040,000	4,161,200

			245,440,900

Total Government & Agency Obligations (Cost $416,747,780)			416,840,647
Loan Participations and Assignments 5.3%
Senior Loans ** 2.4%
American Petroleum Tankers LLC, Term Loan B, 4.75%, 10/2/2019		500,000	500,625
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019		734,405	729,080
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		925,000	927,974
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017		964,483	957,857
Avaya, Inc., Term Loan B3, 4.773%, 10/26/2017		986,631	867,337
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017		450,741	448,487
Blue Coat Systems, Inc., Term Loan, 4.5%, 5/31/2019		496,250	494,801
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		987,513	1,002,325
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017		878,547	880,304
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		500,000	501,250
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		792,050	794,525
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,000,000	1,014,375
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018		470,123	474,824
ClientLogic Corp., Term Loan, 7.028%, 1/30/2017		1,210,338	1,198,234
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014 *		605,042	12,857
Letter of Credit, LIBOR plus 5.75%, 4/21/2014 *		127,584	2,711
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		500,000	500,000
CPG International, Inc., Term Loan, 5.75%, 9/18/2019		1,985,000	1,996,910
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018		408,500	408,241
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016		493,676	493,214
Essential Power LLC, Term Loan B, 4.5%, 8/8/2019		959,602	960,005
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019		496,250	498,679
Fairway Group Acquisition Co., Term Loan, 6.75%, 8/17/2018		1,000,000	1,001,880
First Data Corp., Term Loan, 4.193%, 3/24/2017		152,818	149,619
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		443,548	442,717
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019		995,000	998,731
Ineos U.S. Finance LLC, 6 Year Term Loan, 4.0%, 5/4/2018		491,421	482,285
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018		498,750	503,738
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		2,193,756	2,196,487
J.C. Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/21/2018		750,000	752,408
Kasima LLC, Term Loan B, 3.25%, 5/14/2021		1,000,000	998,750
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018		125,000	125,573
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020		1,000,000	994,380
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016		400,000	395,666
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		540,235	544,962
MModal, Inc., Term Loan B, 7.5%, 8/15/2019		477,079	466,049
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		987,524	991,227
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017		247,503	244,795
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		493,750	485,109
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018		497,500	499,366
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018		490,833	493,697
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020		475,906	476,501
Rexnord LLC, Term Loan B, 3.75%, 4/2/2018		416,911	417,745
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018		1,488,750	1,495,107
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,000,000	1,000,000
Six3 Systems, Inc., Term Loan B, 7.0%, 10/4/2019		497,500	507,450
Sorenson Communications, Inc., Term Loan, 9.5%, 10/31/2014		498,750	499,688
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		750,000	754,219
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		498,750	500,620
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		537,857	541,558
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019		489,902	487,452
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		511,012	507,819
Terex Corp., Term Loan B, 4.5%, 4/28/2017		376,753	380,834
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018		951,694	917,790
TriNet Group, Inc., Term Loan B, 6.5%, 10/24/2018		996,249	997,495
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019		987,538	990,624
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2018		987,500	988,734
WESCO Distribution, Inc., Term Loan B, 4.5%, 12/12/2019		497,500	499,575
Zayo Group LLC, Term Loan B, 4.5%, 7/2/2019		496,241	496,653

			40,891,918
Sovereign Loans 2.9%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		3,000,000	3,532,500
Bank of Moscow, 144A, 6.699%, 3/11/2015		5,000,000	5,262,250
Bank of Moscow OJSC, 6.02%, 5/10/2017		3,500,000	3,503,500
Gazprom OAO, 144A, 8.125%, 7/31/2014		9,730,000	10,336,179
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		6,000,000	5,910,000
Russian Railways, 5.739%, 4/3/2017		6,500,000	6,890,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017		5,000,000	5,172,500
Severstal OAO, 144A, 4.45%, 3/19/2018 (b)		2,600,000	2,457,000
Uralkali OJSC, 144A, 3.723%, 4/30/2018 (b)		2,000,000	1,922,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		5,000,000	5,200,000

			50,186,429

Total Loan Participations and Assignments (Cost $91,932,756)			91,078,347
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $63,320)		63,145	97,799
Municipal Bonds and Notes 1.2%
Florida, State Board of Public Education, Capital Outlay 2011, Series A, 5.0%, 6/1/2015		3,910,000	4,244,266
Illinois, State General Obligation, 4.0%, 7/1/2015 (e)		7,815,000	8,229,116
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.0%, 12/15/2016		2,665,000	3,007,426
Series A, 5.5%, 12/15/2015, INS: AMBAC		4,205,000	4,674,698

Total Municipal Bonds and Notes (Cost $20,315,638)			20,155,506

		Shares	Value ($)
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015 * (Cost $0)		5,825	3,420
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $26,969,078)		26,969,078	26,969,078
Cash Equivalents 10.7%
Central Cash Management Fund, 0.07% (f)		178,688,631	178,688,631
DWS Variable NAV Money Fund, 0.23% (f)		550,140	5,501,953

Total Cash Equivalents (Cost $184,190,584)			184,190,584

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,722,551,665) †		100.4	1,730,760,932
Other Assets and Liabilities, Net		(0.4)	(6,627,474)

Net Assets		100.0	1,724,133,458

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	605,042	USD	589,332	12,857
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	127,584	USD	124,230	2,711
					713,562	15,568

*	Non-income producing.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

***	These securities are shown at their current rate as of June 30, 2013.
†
The cost for federal income tax purposes was $1,729,812,136.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $948,796.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,179,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,230,578.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of securities loaned at June 30, 2013 amounted to $26,091,009 which is 1.5% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At June 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	When-issued security.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SRO: Spolecnost S Rucenim Omezenim (Limited Liability Company)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	12,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	719,492	(191,373)	910,865

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At June 30, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/29/2009 7/1/2013	20,000,0002	Floating — LIBOR	Fixed — 2.71%	260,227	—	260,227
4/14/2014 4/12/2019	160,000,0003	Fixed — 1.315%	Floating — LIBOR	5,644,192	161,328	5,482,864
4/14/2014 4/12/2019	160,000,0002	Fixed — 1.315%	Floating — LIBOR	5,644,192	(146,988)	5,791,180
Total unrealized appreciation					11,534,271

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Nomura International PLC
LIBOR: London Interbank Offered Rate

Currency Abbreviation

BRL	Brazilian Real

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$567,113,430	$—	$567,113,430
Mortgage-Backed Securities Pass-Throughs	—	62,376,115	—	62,376,115
Asset-Backed	—	78,921,802	5,642,242	84,564,044
Commercial Mortgage-Backed Securities	—	181,126,542	—	181,126,542
Collateralized Mortgage Obligations	—	96,245,420	—	96,245,420
Government & Agency Obligations	—	416,840,647	—	416,840,647
Loan Participations and Assignments	—	91,078,347	—	91,078,347
Convertible Bond	—	—	97,799	97,799
Municipal Bonds and Notes	—	20,155,506	—	20,155,506
Warrants	—	—	3,420	3,420
Short-Term Investments (j)	211,159,662	—	—	211,159,662
Derivatives (k)
Credit Default Swap Contracts	—	910,865	—	910,865
Interest Rate Swap Contracts	—	11,534,271	—	11,534,271

Total	$211,159,662	$1,526,302,945	$5,743,461	$1,743,206,068

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Credit Contracts	$910,865
Interest Rate Contracts	$11,534,271

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013